Share Capital and Reserves - Summary of Reconciliation of Shares Issued to Net Proceeds (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares issued at nominal amount:
- Performance Share Plan Awards	€ 1	€ 1
- scrip shares issued in lieu of cash dividends		1	€ 2
- share options and share participation schemes			1
Premium on shares issued	117	180	216
Total value of shares issued	118	182	219
Issue of scrip shares in lieu of cash dividends (note 13)	(51)	(77)	(167)
Shares allotted to the Employee Benefit Trust	(56)	(63)
Net proceeds from issue of shares	€ 11	€ 42	€ 52